PUBLIC OFFERING (Details) - Northern Genesis Acquisition Corp II [Member] - $ / shares	4 Months Ended	9 Months Ended
	Jan. 15, 2021	Sep. 30, 2021	Dec. 31, 2020
Public Offering (Details) [Line Items]
Purchase price per unit (in Dollars per share)	$ 18.00		$ 18.00
Initial Public Offering [Member]
Public Offering (Details) [Line Items]
Sale of units	41,400,000	41,400,000
Purchase price per unit (in Dollars per share)	$ 10.00	$ 10.00
Public offering, description	Each Unit consists of one share of common stock and one-third of one redeemable warrant redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 8).	Each Unit consists of one share of common stock and one-third of one redeemable warrant redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 9).
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Sale of units	5,400,000	5,400,000